Effective immediately, the sub-sections entitled “Compensation” “Ownership of Fund Shares” and “Other Accounts” in Appendix C entitled “Portfolio Manager(s)” are hereby restated in their entirety as follows:

Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2009, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to Messrs. Chitkara, Douglas, Gorham, Hawkins, Marston, and Taylor, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Nevin P. Chitkara	Lipper Large-Cap Value Funds
Lipper Global Funds
Lipper Equity-Income Funds
Lipper Variable Annuity Large-Cap Value Funds
Lipper Variable Annuity Mixed-Asset Target Allocation Moderate Funds
MSCI World Index
MSCI World Value Index
Lipper Global Large-Cap Value Equity Funds
Russell 1000 Value Index
Standard & Poor’s 500 Value Index
MSCI KOKUSAI (World ex Japan) Index
Morningstar Dollar Cautious Balanced Funds
Morningstar Dollar Moderate Balanced Funds
Morningstar U.S. Large-Cap Value Equity Funds

William P. Douglas	Barclays Capital U.S. Mortgage Backed Securities Index

Steven R. Gorham	Lipper Large-Cap Value Funds
Lipper Global Funds
Lipper Equity-Income Funds
Russell 1000 Value Index
Standard & Poor’s 500 Stock Index
MSCI World Index
MSCI KOKUSAI (World ex Japan) Index
MSCI World Value Index
Lipper Global Large-Cap Value Equity Funds
Morningstar Dollar Cautious Balanced Funds
Morningstar Dollar Moderate Balanced Funds
Lipper Variable Annuity Large-Cap Value Funds
Lipper Variable Annuity Mixed-Asset Target Allocation Moderate Funds
Morningstar U.S. Large-Cap Value Equity Funds

Richard O. Hawkins	Lipper Corporate Debt Funds BBB-Rated
Barclays Capital Intermediate Aggregate Index
Barclays Capital U.S. Aggregate Index
Lipper Variable Annuity Corporate Debt Funds BBB-Rated
Barclays Capital U.S. Credit Index

Joshua P. Marston	Standard & Poor’s/LSTA Leveraged Loan Index

Brooks A. Taylor	Lipper Variable Annuity Mixed-Asset Target Allocation Moderate Funds
Lipper Large-Cap Value Funds
Standard & Poor’s 500 Stock Index
Russell 1000 Value Index
Russell Mid Cap Value Index
Lipper Mid Cap Value Funds

MFS® Total Return Fund

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of September 30, 2010. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Brooks A. Taylor	D
Nevin P. Chitkara	N
William P. Douglas	C
Steven R. Gorham	F
Richard O. Hawkins	E
Joshua P. Marston	N

Other Accounts
In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of September 30, 2010 were as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brooks A. Taylor	10	$14.7 billion	0	N/A	0	N/A
Nevin P. Chitkara	20	$36.1 billion	6	$2.2 billion	33	8.6 billion
William P. Douglas	7	$13.7 billion	0	N/A	0	N/A
Steven R. Gorham	20	$36.1 billion	6	$2.2 billion	33	$8.6 billion
Richard O. Hawkins	13	$17.5 billion	2	$1.1 billion	6	$684.7 million
Joshua P. Marston	10	$16.8 billion	15	$4.6 billion	4	$621.0 million

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.